Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events
Note 11 – Subsequent events

The Company's common stock was split one-for-four in a reverse stock split effective July 22, 2013. The effect of this reverse stock split has been retroactively applied to per share data and common stock information.

On July 1, 2013 the Company entered into an Amendment to the Facilities, Support Services and Business Agreement, or the Amendment, with American DG Energy Inc., or American DG Energy. The Amendment renews the term of the Facilities, Support Services and Business Agreement between the Company and American DG Energy for a one year period, beginning on July 1, 2013.

On August 13, 2013 the Company amended its Revolving Line of Credit Agreement, with John N. Hatsopoulos, our Chief Executive Officer to increase the available borrowing amount to $1,500,000. In addition, the Company may prepay accrued interest, provided that prepayment may not be made prior to January 1, 2014. As of August 29, 2013 the outstanding balance under the note was $1,150,000.

The Company has evaluated subsequent events through the date of this report and determined that no additional subsequent events occurred that would require recognition in the consolidated financial statements or disclosure in the notes thereto.

Note 16 – Subsequent events

On January 9, 2013, the Company purchased the assets, both tangible and intangible, required to manufacture the permanent magnet generator (PMG) used in its InVerde product. Prior to this purchase of assets from a vendor, Danotek Motion Technologies, Inc. manufactured our PMG.

On March 14, 2013, the Company received a prepayment for future 2013 purchases of modules, parts and service from a related party in the amount of $827,747. The Company will provide a discount on these prepaid purchases equal to 6% per annum on deposit balances.

On March 25, 2013, the Company secured a working capital line of credit with John Hatsopoulos, the Company’s Chief Executive Officer, in the amount of $1 million.

The Company’s common stock was split one-for-four effective July 22, 2013. All per share data and common stock information have been restated to reflect this split. The par value of the Company’s common stock remains $0.001 per share.

The Company has evaluated subsequent events through the date of this prospectus and determined that no additional subsequent events occurred that would require recognition in the consolidated financial statements or disclosure in the notes thereto.